Document And Entity Information	Jul. 30, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2019
Entity Registrant Name	GLATFELTER P H CO
Entity Central Index Key	0000041719
Entity Emerging Growth Company	false
Trading Symbol	GLT
Entity File Number	001-03560
Entity Tax Identification Number	230628360
Entity Address, Address Line One	96 S. George Street
Entity Address, Address Line Two	Suite 520
Entity Address, City or Town	York
Entity Address, State or Province	Pennsylvania
Entity Address, Postal Zip Code	17401
City Area Code	717
Local Phone Number	850 0170